Capital Acquisitions and Dispositions (Narrative) (Details) - CAD ($) $ in Millions			12 Months Ended
	Aug. 31, 2022	Jul. 06, 2022	Dec. 31, 2022	Dec. 31, 2021
Kaybob Duvernay
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration, net	$ 87.0
Carrying value	87.0
Gain on capital dispositions	$ 0.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 5.1	$ 12.5
Gain on capital dispositions			25.9	$ 58.4
Other Minor Dispositions
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration, net			(38.2)
Carrying value			(34.9)
Gain on capital dispositions			$ (3.3)
Saskatchewan Viking Disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration, net		$ (241.7)
Carrying value		(219.1)
Gain on capital dispositions		$ (22.6)